Insurance Contracts and Private Pension - Summary of Claims Development (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Reinsurance Transactions [Line Items]
(-) IBNER	R$ 316	R$ 299
Claims development [member]
Disclosure of Reinsurance Transactions [Line Items]
Provision for unsettled claims (PSL) (*)	583
(-) IBNER	245
(-) Reinsurance	20
Retrocession and other estimates	(19)
Liability claims presented in the development table (a + b)	337
Administratives claims [member] | Net Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	1,222	1,149	R$ 993	R$ 934	R$ 938
Accumulated payments through base date	1,122	1,117	1,000	960	1,058
Accumulated payments through base date to current date	5,257
Liabilities recognized in the balance sheet	100	15	14	13	17
Accumulated liabilities recognized in the balance sheet	159
Liabilities in relation to prior periods	26
Total administratives claims	185
Administratives claims [member] | Net Reinsurance [Member] | Up to one year [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period		1,132	1,012	977	981
Administratives claims [member] | Net Reinsurance [Member] | Later than one year and not later than two years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period			1,014	975	1,001
Administratives claims [member] | Net Reinsurance [Member] | Later than two years and not later than three years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period				973	1,078
Administratives claims [member] | Net Reinsurance [Member] | Later than four years and not later than five years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period					1,075
Administratives claims [member] | Net Reinsurance [Member] | Over 5 years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	1,222	1,132	1,014	973	1,075
Judicial claims [member] | Net Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	12	20	16	28	26
Accumulated payments through base date	4	25	35	50	52
Accumulated payments through base date to current date	166
Liabilities recognized in the balance sheet	8	11	12	10	11
Accumulated liabilities recognized in the balance sheet	52
Liabilities in relation to prior periods	100
Total administratives claims	152
Judicial claims [member] | Net Reinsurance [Member] | Up to one year [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period		36	33	40	35
Judicial claims [member] | Net Reinsurance [Member] | Later than one year and not later than two years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period			47	51	43
Judicial claims [member] | Net Reinsurance [Member] | Later than two years and not later than three years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period				60	55
Judicial claims [member] | Net Reinsurance [Member] | Later than four years and not later than five years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period					63
Judicial claims [member] | Net Reinsurance [Member] | Over 5 years [member]
Disclosure of Reinsurance Transactions [Line Items]
Current estimate	R$ 12	R$ 36	R$ 47	R$ 60	R$ 63